Common Stock (Cumulative Share Repurchases) (Details) - $ / shares	1 Months Ended		9 Months Ended	75 Months Ended	84 Months Ended
	Jul. 31, 2018	Jan. 31, 2018	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2019
Equity [Abstract]
Number of Shares Repurchased (in shares)	155,904	373,967	656,433	3,288,256	3,944,689
Weighted-Average Price per Share (in usd per share)	$ 20.25	$ 21.45	$ 20.25	$ 21.56	$ 21.34